LIENS, GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2023
Liens Guarantees And Commitments [Abstract]
LIENS, GUARANTEES AND COMMITMENTS
NOTE 25 - LIENS, GUARANTEES AND COMMITMENTS

a.	Liens

As of the approval date of these financial statements, the company has floating charge obligations to a local Israeli banks in order to secure credit line facilities and the activity related in the Israeli banks. In respect of a guarantee provided by the Israeli banks, the Company also provided specific liens in the amount of approximately $2.3 million.

b.	Contingent liability

During the year ended December 31, 2023, the ICA requested from the Company certain documents and information related mainly to its acquisition of OTI. The Company has provided the requested information and commenced discussions with the ICA.  While we cannot predict the outcome, it is possible that the ICA may seek to take enforcement actions against the Company, which could include imposing a fine on the Company, the amount of which could be material.  The dialog with the ICA continues and it is difficult to assess when or how this process will conclude, or what results it may have to the Company.

c.	Commitments

1.
As part of an agreement with a European acquire payment processor for the provision of loans, the Group has undertaken in December 4, 2022 to reach, in aggregate, a minimum processing turnover of Euro 250 million ($264 million) transactions per month and to reach minimum turnover of 3.5 million transactions per annum which includes at least 55% through Visa credit. The agreement stipulates that in the event that the Group fails to meet the assignable thresholds, the event shall constitute a breach event (as defined in the agreement), which will establish a contractual right for the acquirer the right to demand of an immediate repayment of the outstanding balance of the loans.

2.
In November 2016 and February 2018, the Company and the European acquire payment processor entered into a processing agreement where under the Group undertakes to reach a minimum processing turnover in Europe. Furthermore, under the agreement a minimum fee will be paid out of the processing funds that are cleared using the processing agency’s services. In 2020, the Company signed an agreement to extend the terms of minimum processing turnover until December 31, 2025. As of December 31, 2023 and the date of these financial statements, no changes regarding to processing agreement took place.

As of December 31, 2023, the company met all the criterias as they set in the agreement above.